Other Liabilities - Summary of Other Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Miscellaneous liabilities [abstract]
Accrued expenses	¥ 365,367	¥ 320,850
Unearned income	86,519	105,510
Financial guarantees and other credit-related contingent liabilities	37,241	34,227
Due to trust account	1,814,781	1,732,438
Payables to brokers, dealers and customers for securities transactions	1,528,716	2,504,422
Payables related to credit card services	885,022	743,514
Obligations from factoring transactions	482,346	479,963
Retirement benefit liabilities	44,622	38,881
Guarantee deposits received	727,668	746,465
Others	2,414,492	2,071,232
Total other liabilities	¥ 8,386,774	¥ 8,777,502